Income tax expense (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating losses carried forward:
Timing differences on property and equipment and financing costs	$ 2,109,557	$ 2,012,709	$ 1,789,311
SRED Expenditures	396,020	215,303	215,303
Foreign Tax Credit	371,133	371,133	371,133
Total operating loss carryforwards	14,010,387	12,223,083	11,059,946
Intellectual property	(5,306,796)	(5,761,674)	(6,216,552)
Deferred tax assets, operating loss carryforwards	8,703,591	6,461,409	5,482,090
Less valuation allowance	(8,703,591)	(6,461,409)	(5,482,090)
Net operating loss carry forward	0	0	0
Canada
Net operating losses carried forward:
Operating loss carryforwards	9,563,701	8,180,209	6,747,506
USA
Net operating losses carried forward:
Operating loss carryforwards	$ 1,569,976	$ 1,443,729	$ 2,575,389